Fair Value Measurements - Measurement input (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. $ / shares in Units, $ in Millions	Sep. 15, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants in a unit | shares	0.33
Probability for Consummation of Business Combination | $ / shares	$ 18.00
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.28
Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	5.19
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	16.0
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	11.50
Fair value of Units
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	9.60
Contractual term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input term	5 years
Expected term, assumed holding period
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input term	5 years
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price per warrant | $ / shares	$ 0.797
Aggregate values | $	$ 6.4	$ 8.8	$ 9.1
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants in a unit | shares	0.5
Price per warrant | $ / shares	$ 0.796	$ 11.50	$ 11.50
Aggregate values | $	$ 12.0	$ 16.5	$ 17.1
Class A ordinary shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares in a unit | shares	1